SELECTED STATEMENTS OF OPERATIONS DATA (Schedule Of Net income per share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Numerator for basic and diluted net income (loss) per share - income (loss) available to shareholders of Ordinary shares	$ (2,344)	$ 23,046	$ 15,560
Denominator:
Denominator for basic net income (loss) per share - weighted average number of Ordinary shares	80,296,581	78,579,013	77,916,912
Effect of dilutive securities:
Employee stock options and RSU		$ 2,442,514	$ 2,025,441
Denominator for diluted net income (loss) per share - adjusted weighted average number of shares	80,296,581	81,021,527	79,942,353